OIL AND GAS LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OIL AND GAS LEASES [Abstract]
OIL AND GAS LEASES

NOTE 4 - OIL AND GAS LEASES

Oil and gas properties consisted of the following as of March 31, 2013:

                                                                      March 31,          December 31,

                                                                         2013               2012

                                                                  ------------------- ------------------

Proved   properties                                                       $803,200           $803,200

Unproved properties                                                              -                  -

                                                                  ------------------- ------------------

                                                                         $ 803,200           $803,200

      Accumulated depletion

                                                                        2,873                   2,047

                                                                  ------------------- ------------------

                                                                          $800,327           $801,153

                                                                  =================== ==================

During the months  ended  March 31,  2013 and 2012,  the  Company  recognized  a depletion expense of $827 and $-0-, respectively.

Natural Buttes

--------------

The Company  purchased a farmout of deep right interests in approximately  5,366 gross and 4,887 net acres in the  central  part of the  Uintah  Basin at Natural

Buttes in Utah in July 2011,  such  purchase  agreement  was amended in December

2011. The final purchase price of the farmout interest was $478,200,  made up of

$303,000 in cash,  $175,000 in notes payable and $200 in common stock (2,000,000 shares.)  The upper zones above  approximately  9,800 feet are  precluded in the farmout and the overall targets will be zones from 9,800 feet to 16,000 feet.

During the three  months  ended March 31,  2013,  the Company did not expend any development  costs in connection  with the  re-working of this well.  During the year ended  December 31,  2012,  the Company  expended  $198,500 in cash for the completion  of a gas pipeline  connection,  surface  equipment  and initial well rework on the 22-1 Well.

Cisco, Utah

-----------

On May 9, 2012, the Company and Pacific  Energy and Mining  Company  ("Pacific")

entered into an Asset Purchase and Sale Agreement ("The Pacific Agreement").  On

May 30,  2012,  the  Company  closed  the  transaction.  As part of the  Pacific

Agreement,  the Company acquired certain oil and gas wells and related assets in the Greater Cisco area of the Uintah Basin in Grand County, Utah.

The assets  acquired  include  4,783 gross acres in the Cisco Fields with an 80%

Net Revenue  Interest  (NRI) and  approximately  3,827 net acres.  The  property includes 27 wells that need to be  re-worked,  connected to a gas  pipeline,  or offset drilled.

In exchange  for such oil and gas wells and  related  assets,  the Company  paid

$325,000 in a combination of cash and a convertible promissory note, as follows:

$175,000  cash; and a $150,000  convertible  promissory  note.  The  convertible promissory  note  has an  interest  rate  of 8% and is due  May  30,  2013.  The convertible promissory note and accrued interest may be converted into shares of the Company's restricted common stock at $1.00 per share.

During the three months ended March 31, 2013,  the Company  expended  $50,000 in connection with the re-work of the wells on this property.

NOTE 4 - OIL AND GAS LEASES

Oil and gas properties consisted of the following as of December 31, 2012:

Proved   properties                                                       $803,200

Unproved properties                                                              -

                                                                  -------------------

                                                                         $ 803,200

      Accumulated depletion

                                                                        2,047

                                                                  -------------------

                                                                          $801,153

                                                                  ===================

Natural Buttes

The Company  purchased a farmout of deep right interests in approximately  5,366 gross and 4,887 net acres in the  central  part of the  Uintah  Basin at Natural

Buttes in Utah in July 2011,  such  purchase  agreement  was amended in December

2011. The final purchase price of the farmout interest was $478,200,  made up of

$303,000 in cash,  $175,000 in notes payable and $200 in common stock (2,000,000 shares.)  The upper zones above  approximately  9,800 feet are  precluded in the farmout and the overall targets will be zones from 9,800 feet to 16,000 feet.

During the year ended December 31, 2012, the Company has  subsequently  expended an additional $198,500 in cash for the completion of a gas pipeline  connection,

surface equipment and initial well rework on the 22-1 Well.

Cisco, Utah

On May 9, 2012, the Company and Pacific  Energy and Mining  Company  ("Pacific")

entered into an Asset Purchase and Sale Agreement ("The Pacific Agreement").  On

May 30,  2012,  the  Company  closed  the  transaction.  As part of the  Pacific

Agreement,  the Company acquired certain oil and gas wells and related assets in the Greater Cisco area of the Uintah Basin in Grand County, Utah.

The assets  acquired  include  4,783 gross acres in the Cisco Fields with an 80%

Net Revenue  Interest  (NRI) and  approximately  3,827 net acres.  The  property includes 27 wells that need to be  re-worked,  connected to a gas  pipeline,  or offset drilled.

In exchange  for such oil and gas wells and  related  assets,  the Company  paid

$325,000 in a combination of cash and a convertible promissory note, as follows:

$175,000  cash; and a $150,000  convertible  promissory  note.  The  convertible promissory  note  has an  interest  rate  of 8% and is due  May  30,  2013.  The convertible promissory note and accrued interest may be converted into shares of the Company's restricted common stock at $1.00 per share.

During  the year  ended  December  31,  2012,  the  Company  did not  expend any development costs in connection with the re-working of these wells.